Supplement to the
Fidelity Advisor® Inflation-Protected Bond Fund
Institutional Class (currently known as Class I)
May 30, 2015
Prospectus

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 17.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

AIFBI-15-01  October 30, 2015
1.790683.119

Supplement to the
Fidelity Advisor® Strategic Real Return Fund
Institutional Class
November 29, 2014
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 20.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ARRSI-15-02  October 30, 2015
1.820980.123

Supplement to the
Fidelity Advisor® Global Strategies Fund
Class I
July 30, 2015
Prospectus

The following information replaces similar information found under the heading "Investment Details" in the "Fund Basics" section on page 11.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices,interest rates, or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

The following information replaces the similar information found in paragraph 4 under the heading "Buying Shares" in the "Shareholder Information" section on page 22.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ADYSI-15-03  October 30, 2015
1.883717.113

Supplement to the
Fidelity Advisor® Strategic Dividend & Income® Fund
Institutional Class
January 29, 2015
Prospectus

Effective July 1, 2015, Institutional Class will be renamed Class I. The features and policies of the class will not change.

The following information replaces the similar information found under the heading "Investment Details" in the "Fund Basics" section on page 8.

The Adviser may also use various techniques, such as buying and selling futures contracts (both long and short positions) and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values, or to gain or reduce exposure to an asset, instrument, or index.

The following information replaces the similar information found in paragraph 4. in the "Shareholder Information" section under the heading "Buying Shares" on page 16.

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ASDII-15-03  October 30, 2015
1.805078.123

Supplement to the
Fidelity® Defined Maturity Funds
Class I
August 29, 2015
Prospectus

The following information replaces the similar information found in paragraph 4 in the "Shareholder Information" section under the heading "Buying Shares" on page 37.

Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee, or employee benefit plans sponsored by FMR LLC or an affiliate;

ADMII-15-04  October 30, 2015
1.929002.106